ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM
June 16, 2011
BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-1090
Re:     Allianz Funds Multi-Strategy Trust (Registration Nos. 333-148624 and 811-22167)
Ladies and Gentlemen:
On behalf of Allianz Funds Multi-Strategy Trust, a Massachusetts business trust (the “Trust”), we are today filing, pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 23 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).
     In addition to Part C, the Amendment includes the following documents:
1.	Prospectus for Class A and Class C shares of each of Allianz NFJ Diversified International Value Fund and Allianz FCM Short Duration High Income Fund (each a “Fund” and, collectively, the “Funds”), each a new series of the Trust.

2.	Prospectus for Institutional Class, Class P and Class D shares of the Funds.

3.	The Statement of Additional Information of the Funds.
The Amendment is being submitted to register Class A, Class C, Class D, Class P and Institutional Class shares of each of Allianz NFJ Diversified International Value Fund and Allianz FCM Short Duration High Income Fund, each a new series of the Trust. The Trust expects to file an amendment pursuant to Rule 485(b) under the Act on or prior to the effective date of this Amendment in order to include updated financial information.
No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me (at 617-235-4636) or to George B. Raine (at 617-951-7556) of this firm.
Regards,
/s/ Jessica L. Reece
Jessica L. Reece, Esq.

cc:	William Healey, Esq. Brian Shlissel

June 16, 2011
Thomas J. Fuccillo, Esq.
Angela Borreggine, Esq.
David C. Sullivan, Esq.
George B. Raine, Esq.
Christopher J. Perriello, Esq.
Johnathan C. Mathiesen, Esq.